Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 11 – Related Party Transactions

Consulting Fees

During the three and nine months ended September 30, 2023, the Company incurred consulting fees in the amount of $0 and $10,000, respectively, to an officer and an officer of one of its affiliates. This compares to $6,000 and $38,500 for the three and nine months ended September 30, 2022, respectively.

Royalty Payables

Limitless Performance Inc. (“LPI”), SMILZ INC. (“Smiles”), DIVATRIM INC. (“Divatrim”), and AMAROSE INC. (“Amarose,” and collectively with LPI, Smiles, and Divatrim, the “Licensors”) are all companies at least 50% owned by a shareholder of the Company. On December 1, 2021, the Company entered into manufacturing and distributorship license agreements (each, a “License Agreement”) with each of the Licensors to distribute each of the Licensors’ respective products and for payments to such Licensor for its product designs and distribution rights. Pursuant to the License Agreements, and each of them, the Company agreed to pay to such Licensors royalty payments equal to 4.00% of gross sales, excluding returns, chargebacks, and other such allowances.

The Company was required to start paying all earned royalties to each of the Licensors beginning on June 15, 2022. As of September 30, 2023 and December 31, 2022, the royalty payable is in the amount of $1,512,552 and $1,114,403, respectively.

On October 1, 2023, the Company terminated each of the License Agreements; however, the Company maintained its license for NZT-48 with LPI.

Notes payable to stockholder:

	September 30,	December 31,
	2023	2022

December 6, 2021 ($50,000)	$50,000	$50,000
February 11, 2022 ($150,000)	150,000	150,000
May 8, 2022 ($550,000)	550,000	550,000
May 9, 2022 ($1,100,000)	1,100,000	1,100,000
May 16, 2022 ($450,000)	450,000	450,000
June 1, 2022 ($500,000)	500,000	500,000
June 30, 2022 ($922,028)	922,028	922,028
August 25, 2022 ($290,000)	290,000	290,000
November 15, 2022 ($450,000)	450,000	450,000
May 16, 2023 ($150,000)	150,000	-
May 18, 2023 ($50,000)	50,000	-
June 5, 2023 ($150,000)	150,000	-
June 20, 2023 ($50,000) – Funding Commitment	50,000	-
July 13, 2023 ($50,000) – Funding Commitment	50,000	-
August 1, 2023 ($190,000) – Funding Commitment	190,000	-
August 7, 2023 ($50,000) – Funding Commitment	50,000	-
September 30, 2023 ($660,000) – Funding Commitment	660,000	-
September 30, 2023 ($138,817)	138,817	-
Total notes payable to stockholder (current)	$5,950,845	$4,462,028

December 6, 2021 – $50,000

On December 6, 2021, the Company entered into a Loan Authorization and Agreement for a loan of $50,000 from a shareholder, the proceeds of which were used to be used for working capital purposes. As of September 30, 2023 and December 31, 2022, the principal balance was $50,000 and $50,000, respectively. Beginning on June 1, 2022, the loan required a payment of $4,303 per month, which included principal and interest with an interest rate of 6 % per annum. The total balance of principal and interest of $51,640 was due on May 1, 2023.

February 11, 2022 – $150,000

On February 11, 2022, the Company entered into a Loan Authorization and Agreement for a loan of $150,000 from a shareholder, the proceeds of which were to be used for working capital purposes. As of September 30, 2023 and December 31, 2022, the principal balance was $150,000 and $150,000, respectively. Beginning on June 1, 2022, the loan required a payment of $12,910 per month, which included principal and interest with an interest rate of 6% per annum. The total balance of principal and interest of $154,920 was due on May 1, 2023.

May 8, 2022 – $550,000

On May 8, 2022, the Company entered into a Loan Authorization and Agreement for a loan of $550,000 from a shareholder, the proceeds of which were to be used for working capital purposes. As of September 30, 2023 and December 31, 2022, the principal balance was $550,000 and $550,000, respectively. Beginning on June 1, 2022, the loan required a payment of $47,337 per month, which included principal and interest with an interest rate of 6% per annum. The total balance of principal and interest of $568,038 was due on May 1, 2023.

May 16, 2022 – $1,100,000

On May 16, 2022, the Company entered into a Loan Authorization and Agreement for a loan of $1,100,000 from a shareholder, the proceeds of which were to be used for working capital purposes. As of September 30, 2023 and December 31, 2022, the principal balance was $1,100,000 and $1,100,000, respectively. Interest began accruing at the rate of 8.5% per annum on June 17, 2022 and was due on May 16, 2023.

May 18, 2022 – $450,000

On May 18, 2022, the Company entered into a Loan Authorization and Agreement for a loan of $450,000 from a shareholder, the proceeds of which were to be used for working capital purposes. As of September 30, 2023 and December 31, 2022, the principal balance was $450,000 and $450,000, respectively. Interest began accruing at the rate of 8.5% per annum on June 19, 2022 and was due on May 18, 2023.

June 1, 2022 – $500,000

On June 1, 2022, the Company entered into a Loan Authorization and Agreement for a loan of $500,000 from a shareholder, the proceeds of which were to be used for working capital purposes. As of September 30, 2023 and December 31, 2022, the principal balance was $500,000 and $500,000, respectively. Beginning on August 1, 2022, the loan required a payment of $43,494 per month, which included principal and interest with an interest rate of 8% per annum. The total balance of principal and interest of $521,931 was due on July 1, 2023.

September 30, 2022 – $922,028

On June 30, 2022, the Company entered into a Loan Authorization and Agreement for a loan of $922,028 from a shareholder, the proceeds of which were to be used for working capital purposes. As of September 30, 2023 and December 31, 2022, the principal balance was $922,028 and $922,028, respectively. Beginning on August 1, 2022, the loan required a payment of $80,206 per month, which included principal and interest with an interest rate of 8% per annum. The total balance of principal and interest of $962,469 was due on August 1, 2023.

August 25, 2022 – $290,000

On August 25, 2022, the Company entered into a Loan Authorization Agreement for a loan of $290,000 from a shareholder, the proceeds of which were to be used for working capital purposes. The loan has an interest rate of 10% per annum and is due on demand. As of September 30, 2023 and December 31, 2022, the principal balance was $290,000 and $290,000, respectively.

November 15, 2022 – $450,000

On November 15, 2022, the Company entered into a Loan Authorization and Agreement for a loan of $450,000 from a shareholder, the proceeds of which were to be used for working capital purposes. The loan has an interest rate of 10% per annum and is due on demand. As of September 30, 2023 and December 31, 2022, the principal balance was $450,000 and $450,000, respectively.

May 16, 2023 – $150,000

On May 16, 2023, the Company entered into a Loan Authorization and Agreement for a loan of $150,000 from a shareholder, the proceeds of which were to be used for working capital purposes. The loan has an interest rate of 10% per annum and is due on demand. As of September 30, 2023, the principal balance was $150,000.

May 18, 2023 – $50,000

On May 18, 2023, the Company entered into a Loan Authorization and Agreement for a loan of $50,000 from a shareholder, the proceeds of which were to be used for working capital purposes. The loan has an interest rate of 10% per annum and is due on demand. As of September 30, 2023, the principal balance was $50,000.

June 5, 2023 – $150,000

On June 5, 2023, the Company entered into a Loan Authorization and Agreement for a loan of $150,000 from a shareholder, the proceeds of which were to be used for working capital purposes. The loan has an interest rate of 10% per annum and is due on demand. As of September 30, 2023, the principal balance was $150,000.

September 30, 2023 – $138,817

On September 30, 2023, the Company entered into a Loan Authorization and Agreement for a loan of $138,817 from a shareholder, the proceeds of which were to be used for working capital purposes. The loan has an interest rate of 10% per annum and is due on demand. As of September 30, 2023, the principal balance was $138,817.

Funding Commitment Agreement

On June 3, 2023, the Company entered into a Funding Commitment Agreement (the “Funding Commitment”) with its Chief Executive Officer and Chairman of the Board of Directors, Jaspreet Mathur, wherein Mr. Mathur committed to provide up to $1,000,000 of working capital to the Company over the next six months. Mr. Mathur agreed to the Funding Commitment in exchange for a one year convertible promissory note for each drawdown amount advanced to the Company with an annual interest rate of 10% and a balloon payment of principal and interest due at maturity, unless Mr. Mathur elects to convert the outstanding principal and interest into Class B Preferred Stock of the Company at the conversion price of $1.50 per share; provided, however, Mr. Mathur may only covert each note within the term of the Funding Commitment, in the event of the occurrence of the earlier of a public offering of securities of the Company pursuant to a registration statement filed with the SEC and declared effective pursuant to the Securities Act of 1933, upon completion of which the Company has a class of stock registered under the Securities Exchange Act of 1934 and that stock is listed on a national stock exchange, or a liquidation, merger, acquisition, sale of voting control or sale of substantially all of the assets of the Company in which the shareholders of the Company do not own a majority of the outstanding shares of the surviving corporation. For the avoidance of doubt, a national stock exchange includes Nasdaq, NYSE, and NYSE American, but excludes any over-the-counter quotation systems or trading platforms. The balance of the Funding Commitment are as follows:

September 30,
2023

June 20, 2023 ($50,000)	$50,000
July 13, 2023 ($50,000)	50,000
August 1, 2023 ($190,000)	190,000
August 7, 2023 ($50,000)	50,000
September 30, 2023 ($660,000)	660,000
Total Funding Commitment	$1,000,000

As of September 30, 2023, the balance of the Funding Commitment was $1,000,000.

Notes payables to related parties:

	September 30,	December 31,
	2023	2022

April 1, 2022 ($237,610)	$-	$237,610
May 10, 2022 ($12,500)	12,500	12,500
May 10, 2022 ($12,500)	12,500	12,500
May 10, 2022 ($20,000)	20,000	20,000
May 31, 2022 ($5,000)	5,000	5,000
May 31, 2022 ($15,000)	15,000	15,000
June 9, 2022 ($15,000)	15,000	15,000
December 31, 2022 ($929,401)	-	929,401

Total notes payable to related parties (current)	$80,000	$1,247,011

April 1, 2022 – $237,610

On April 1, 2022, Limitless X entered into a Loan Authorization and Agreement for a loan of $237,610 with Emblaze, the proceeds of which were to be used for working capital purposes. Beginning on September 1, 2022, the loan required a payment of $20,669 per month, which included principal and interest. The total balance of principal and interest of $248,032 was due on August 1, 2023. As of September 30, 2023 and December 31, 2022, the balance was $0 and $237,610, respectively.

On June 1, 2023, the Company entered into an Agreement for Purchase and Sale of Stock with Emblaze, wherein the Company sold all 5,000 of its shares of common stock of its wholly owned subsidiary, Vybe Labs, to Emblaze as full payment and settlement of the loan for the principal amount of $237,610 owed by the Company to Emblaze.

May 10, 2022 - $12,500

On May 10, 2022, a related party of the Company loaned Prime Time Live, Inc. $12,500 in exchange for a promissory note that includes interest at the rate of 10% per annum on the unpaid principal balance, with all unpaid principal and interest due on or before May 10, 2023. Interest began accruing on May 10, 2022. As of September 30, 2023 and December 31, 2022, the principal balance was $12,500 and $12,500, respectively.

May 10, 2022 - $12,500

On May 10, 2022, a related party of the Company loaned Prime Time Live, Inc. $12,500 in exchange for a promissory note that includes interest at the rate of 10% per annum on the unpaid principal balance with all unpaid principal and interest due on or before May 10, 2023. Interest began accruing on May 10, 2022. As of September 30, 2023 and December 31, 2022, the principal balance was $12,500 and $12,500, respectively.

May 10, 2022 - $20,000

On May 10, 2022, a related party of the Company loaned Prime Time Live, Inc. $20,000 in exchange for a promissory note that included interest at the rate of 10% per annum on the unpaid principal balance with all unpaid principal and interest due on or before May 10, 2023. Interest began accruing on May 10, 2022. As of September 30, 2023 and December 31, 2022, the principal balance was $20,000 and $20,000, respectively.

May 31, 2022 - $5,000

On May 31, 2022, a related party of the Company loaned Prime Time Live, Inc. $5,000 in exchange for a promissory note that included interest at the rate of 10% per annum on the unpaid principal balance with all unpaid principal and interest due on or before May 31, 2023. Interest began accruing on May 31, 2022. As of September 30, 2023 and December 31, 2022, the principal balance was $5,000 and $5,000, respectively.

May 31, 2022 - $15,000

On May 31, 2022, a related party of the Company loaned Prime Time Live, Inc. $15,000 in exchange for a promissory note that included interest at the rate of 10% per annum on the unpaid principal balance with all unpaid principal and interest due on or before May 31, 2023. Interest began accruing on May 31, 2022. As of September 30, 2023 and December 31, 2022, the principal balance was $15,000 and $15,000, respectively.

June 9, 2022 - $15,000

On May 10, 2022, a related party of the Company loaned Prime Time Live, Inc. $15,000 in exchange for a promissory note that included interest at the rate of 10% per annum on the unpaid principal balance with all unpaid principal and interest due on or before May 10, 2023. Interest began accruing on May 10, 2022. As of September 30, 2023 and December 31, 2022, the principal balance was $15,000 and $15,000, respectively.

December 31, 2022 - $929,401

On December 31, 2022, the Company entered into a Loan Authorization and Agreement for a loan of $929,401 from Emblaze, the proceeds of which were to be used for working capital purposes. The loan had an interest rate of 8% per annum and was due on December 1, 2023. As of September 30, 2023 and December 31, 2022, the balance was $0 and $929,401, respectively.

On June 1, 2023, the Company entered into an Agreement for Purchase and Sale of Stock with Emblaze wherein the Company sold all 5,000 of its shares of common stock of Vybe Labs, as full payment and settlement of a debt in the in the principal amount of $929,401 owed by the Company to Emblaze.

Note 8 – Related Party Transactions

Consulting Fees

During the year ended December 31, 2022, the Company incurred consulting fees in the amount of $32,500 to an officer and an officer of one of its affiliates.

Royalty Payables

Limitless Performance Inc. (“LPI”), SMILZ INC. (“Smiles”), DIVATRIM INC. (“Divatrim”), and AMAROSE INC. (“Amarose”) are all companies at least 50% owned by a shareholder of the Company.

●	On December 1, 2021, the Company entered into a manufacturing and distributorship license agreement with LPI for the Company to distribute LPI products and for payments to LPI for its product designs and distribution rights. The Company shall pay to LPI from time to time royalty payments equal to 4.00% of gross sales, excluding returns, chargebacks, and other such allowances.

●	On December 1, 2021, the Company entered into a manufacturing and distributorship license agreement with Smiles for the Company to distribute Smiles products and for payments to Smiles for its product designs and distribution rights. The Company shall pay to Smiles from time to time royalty payments equal to 4.00% of gross sales, excluding returns, chargebacks, and other such allowances.

●	On December 1, 2021, the Company entered into a manufacturing and distributorship license agreement with Divatrim for the Company to distribute Divatrim products and for payments to Smiles for its product designs and distribution rights. The Company shall pay to Divatrim from time to time royalty payments equal to 4.00% of gross sales, excluding returns, chargebacks, and other such allowances.

●	On December 1, 2021, the Company entered into a manufacturing and distributorship license agreement with Amarose for the Company to distribute Amarose products and for payments to Smiles for its product designs and distribution rights. The Company shall pay to Amarose from time to time royalty payments equal to 4.00% of gross sales, excluding returns, chargebacks, and other such allowances.

The Company was required to start paying all earned royalties to LPI, Smiles, Divatrim, and Amarose beginning on June 15, 2022. As of December 31, 2022, the royalty payable is in the amount of $1,114,403.

Note payables to shareholder

	December 31,	December 31,
	2022	2021

December 6, 2021 ($50,000)	$50,000	$50,000
February 11, 2022 ($150,000)	150,000	-
May 8, 2022 ($550,000)	550,000	-
May 16, 2022 ($1,100,000)	1,100,000	-
May 18, 2022 ($450,000)	450,000	-
June 1, 2022 ($500,000)	500,000	-
June 30, 2022 ($922,028)	922,028	-
August 25, 2022 ($290,000)	290,000	-
November 15, 2022 ($450,000)	450,000
Total loan payables to shareholder	4,462,028	50,000
Less - current portion	(4,462,028)	(28,802)

Total loan payables to shareholder (current)	$-	$21,198

December 6, 2021 – $50,000

On December 6, 2021, the Company executed the standard loan documents required for securing a loan of $50,000 from a shareholder. As of December 31, 2022 and December 31, 2021, the balance was $50,000 and $50,000, respectively.

Pursuant to that certain Loan Authorization and Agreement, the Company borrowed an aggregate principal amount of $50,000, with proceeds to be used for working capital purposes. Beginning on June 1, 2022, the loan requires a payment of $4,303 per month which includes principal and interest with an interest rate of 6%. The total balance of principal and interest of $51,640 is due on May 1, 2023.

February 11, 2022 – $150,000

On February 11, 2022, the Company executed standard loan documents required for securing a loan of $150,000 from a shareholder. As of December 31, 2022, the balance was $150,000.

Pursuant to that certain Loan Authorization and Agreement, the Company borrowed an aggregate principal amount of $150,000, with proceeds to be used for working capital purposes. Beginning on June 1, 2022, the loan requires a payment of $12,910 per month which includes principal and interest with an interest rate of 6%. The total balance of principal and interest of $154,920 is due on May 1, 2023.

May 8, 2022 – $550,000

On May 8, 2022, the Company executed standard loan documents required for securing a loan of $550,000 from a shareholder. As of December 31, 2022, the balance was $550,000.

Pursuant to that certain Loan Authorization and Agreement, the Company borrowed an aggregate principal amount of $550,000, with proceeds to be used for working capital purposes. Beginning on June 1, 2022, the loan requires a payment of $47,337 per month which includes principal and interest with an interest rate of 6%. The total balance of principal and interest of $568,038 is due on May 1, 2023.

May 16, 2022 – $1,100,000

On May 16, 2022, the Company executed standard loan documents required for securing a loan of $1,100,000 from a shareholder. As of December 31, 2022, the balance was $1,100,00.

Pursuant to that certain Loan Authorization and Agreement, the Company borrowed an aggregate principal amount of $1,100,000, with proceeds to be used for working capital purposes. Interest began accruing at the rate of 8.5% on June 17, 2022.

May 18, 2022 – $450,000

On May 18, 2022, the Company executed standard loan documents required for securing a loan of $450,000 from a shareholder. As of December 31, 2022, the balance was $450,000.

Pursuant to that certain Loan Authorization and Agreement, the Company borrowed an aggregate principal amount of $450,000, with proceeds to be used for working capital purposes. Interest began accruing at the rate of 8.5% on June 19, 2022.

June 1, 2022 – $500,000

On June 1, 2022, the Company executed standard loan documents required for securing a loan of $500,000 from a shareholder. As of December 31, 2022, the balance was $500,000.

Pursuant to that certain Loan Authorization and Agreement, the Company borrowed an aggregate principal amount of $500,000, with proceeds to be used for working capital purposes. Beginning on August 1, 2022, the loan requires a payment of $43,494 per month which includes principal and interest with an interest rate of 8%. The total balance of principal and interest of $521,931 is due on July 1, 2023.

June 30, 2022 – $922,028

On June 30, 2022, the Company executed standard loan documents required for securing a loan of $922,028 from a shareholder. As of December 31, 2022, the balance was $922,028.

Pursuant to that certain Loan Authorization and Agreement, the Company borrowed an aggregate principal amount of $922,028, with proceeds to be used for working capital purposes. Beginning on August 1, 2022, the loan requires a payment of $80,206 per month which includes principal and interest with an interest rate of 8%. The total balance of principal and interest of $962,469 is due on August 1, 2023.

August 25, 2022 – $290,000

On August 25, 2022, the Company executed standard loan documents required for securing a loan of $290,000 from a shareholder due on demand. As of December 31, 2022, the balance was $290,000.

Pursuant to that certain Loan Authorization and Agreement, the Company borrowed an aggregate principal amount of $290,000 to be used for working capital purposes and with an interest rate of 10%.

November 15, 2022 – $450,000

On November 15, 2022, the Company executed standard loan documents required for securing a loan of $450,000 from a shareholder due on demand. As of December 31, 2022, the balance was $450,000.

Pursuant to that certain Loan Authorization and Agreement, the Company borrowed an aggregate principal amount of $450,000 to be used for working capital purposes and with an interest rate of 10%.

Note payables to related parties

	December 31,	December 31,
	2022	2021

April 1, 2022 ($237,610)	$237,610	$-
May 10, 2022 ($12,500)	12,500	-
May 10, 2022 ($12,500)	12,500	-
May 10, 2022 ($20,000)	20,000	-
May 31, 2022 ($5,000)	5,000	-
May 31, 2022 ($15,000)	15,000	-
June 9, 2022 ($15,000)	15,000	-
December 31, 2022 ($929,401)	929,401

Total note payables to related parties (current)	$1,247,011	$-

April 1, 2022 – $237,610

On April 1, 2022, the Company executed standard loan documents required for securing a loan of $237,610 from Emblaze One, a company owned by a shareholder. As of December 31, 2022, the balance was $237,610.

Pursuant to that certain Loan Authorization and Agreement, the Company borrowed an aggregate principal amount of $237,610 to be used for working capital purposes. Beginning on September 1, 2022, the loan requires a payment of $20,669 per month which includes principal and interest with an interest rate of 8%. The total balance of principal and interest of $248,032 is due on August 1, 2023.

May 10, 2022 ($12,500)

On May 10, 2022, a related party of the predecessor company loaned the predecessor company $12,500 in exchange for a promissory note that included interest at the rate of 10% per annum on the unpaid principal balance with all unpaid principal and interest due on or before May 10, 2023. Interest began accruing at the rate of 10% on May 10, 2022.

May 10, 2022 ($12,500)

On May 10, 2022, a related party of the predecessor company loaned the predecessor company $12,500 in exchange for a promissory note that included interest at the rate of 10% per annum on the unpaid principal balance with all unpaid principal and interest due on or before May 10, 2023. Interest began accruing at the rate of 10% on May 10, 2022.

May 10, 2022 ($20,000)

On May 10, 2022, a related party of the predecessor company loaned the predecessor company $20,000 in exchange for a promissory note that included interest at the rate of 10% per annum on the unpaid principal balance with all unpaid principal and interest due on or before May 10, 2023. Interest began accruing at the rate of 10% on May 10, 2022.

May 31, 2022 ($5,000)

On May 31, 2022, a related party of the predecessor company loaned the predecessor company $5,000 in exchange for a promissory note that included interest at the rate of 10% per annum on the unpaid principal balance with all unpaid principal and interest due on or before May 31, 2023. Interest began accruing at the rate of 10% on May 31, 2022.

May 31, 2022 ($15,000)

On May 31, 2022, a related party of the predecessor company loaned the predecessor company $15,000 in exchange for a promissory note that included interest at the rate of 10% per annum on the unpaid principal balance with all unpaid principal and interest due on or before May 31, 2023. Interest will began accruing at the rate of 10% on May 31, 2022.

June 9, 2022 ($15,000)

On May 10, 2022, a related party of the predecessor company loaned the predecessor company $15,000 in exchange for a promissory note that included interest at the rate of 10% per annum on the unpaid principal balance with all unpaid principal and interest due on or before May 10, 2023. Interest began accruing at the rate of 10% on May 10, 2022.

December 31, 2022 – $929,401

On December 31, 2022, the Company executed standard loan documents required for securing a loan of $929,401 from Emblaze One, a company owned by a shareholder. As of December 31, 2022, the balance was $929,401.

Pursuant to that certain Loan Authorization and Agreement, the Company borrowed an aggregate principal amount of $929,401 with an interest rate of 8% to be used for working capital purposes due on December 1, 2023.